Time Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Time Deposits
Scheduled maturities of time deposits

(In thousands)
Due during the year ending December 31,
2026	$161,364
2027	17,512
2028	2,440
2029	330
2030	39
Thereafter	46
$181,731